Note 12 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note L - Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $222, $218, and $210 for 2012, 2011 and 2010.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 280,028 and 255,381 at December 31, 2012 and 2011.  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2012	2011	2010

Number of shares issued	32,765	26,500	16,047

Fair value of stock contributed	$617	$497	$315

Cash contributed	82	65	105

Total expense	$699	$562	$420

Life insurance contracts with a cash surrender value of $23,134 and annuity assets of $1,922 at December 31, 2012 have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $4,919 and $4,480 at December 31, 2012 and 2011. Expenses related to the plans for each of the last three years amounted to $536, $318, and $317. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $2,041 at December 31, 2012 and $1,580 at December 31, 2011.